Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Composition of Property, Plant and Equipment
	As at December 31, 2020
	Balance at beginning of year	Additions*	Disposals	Reclassification	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Roads, buildings and leasehold improvements	41,952	193	-	26,000	4,077	72,222
Facilities, machinery and equipment	499,948	4,902	(4,170)	208,931	54,217	763,828
Computers	654	179	(63)	-	(7)	763
Office furniture and equipment	1,047	60	(6)	-	31	1,132
Assets under construction	239,934	113,434	-	(234,931)	8,679	127,116
Other	36,255	16,309	(9,565)	-	841	43,840
	819,790	135,077	(13,804)	-	67,838	1,008,901

Accumulated depreciation
Roads, buildings and leasehold improvements	9,883	2,114	-	-	802	12,799
Facilities, machinery and equipment	140,626	29,341	(4,170)	-	9,836	175,633
Computers	410	140	(63)	-	24	511
Office furniture and equipment	722	29	(6)	-	12	757
Other	507	95	-	-	38	640
	152,148	31,719	(4,239)	-	10,712	190,340

Balance as at December 31, 2020	667,642	103,358	(9,565)	-	57,126	818,561

*	Additions in respect of assets under construction are presented net of agreed compensation from the construction contractor. Refer to Note 19.B.b for further details.

	As at December 31, 2019
	Balance at beginning of year	Additions*	Disposals	Reclassification**	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Roads, buildings and leasehold improvements	43,261	199	-	(4,679)	3,171	41,952
Facilities, machinery and equipment	465,627	1,428	(296)	(7,130)	40,319	499,948
Computers	491	145	(23)	-	41	654
Office furniture and equipment	1,026	14	(21)	-	28	1,047
Assets under construction	207,017	14,874	-	-	18,043	239,934
Other	30,701	13,041	(9,999)	-	2,512	36,255
	748,123	29,701	(10,339)	(11,809)	64,114	819,790

Accumulated depreciation
Roads, buildings and leasehold improvements	8,059	1,544	-	(277)	557	9,883
Facilities, machinery and equipment	103,570	28,903	(319)	(264)	8,736	140,626
Computers	310	108	(23)	-	15	410
Office furniture and equipment	691	44	(22)	-	9	722
Other	405	107	(38)	-	33	507
	113,035	30,706	(402)	(541)	9,350	152,148

Balance as at December 31, 2019	635,088	(1,005)	(9,937)	(11,268)	54,764	667,642
*	Additions in respect of assets under construction are presented net of agreed compensation from the construction contractor. Refer to Note 19.B.b for further details.

**	Reclassified to Right-of-use assets after initial application of IFRS 16. Refer to Note 18 Right-of-use assets.

Schedule of Net Carrying Values of Property, Plant and Equipment
	As at December 31,
	2020	2019
	$ Thousands
Roads, buildings and leasehold improvements	59,423	32,069
Facilities, machinery and equipment	588,195	359,322
Computers	252	244
Office furniture and equipment	375	325
Assets under construction	127,116	239,934
Other	43,200	35,748
	818,561	667,642

Schedule of Composition of Depreciation Expense
The composition of depreciation expenses from continuing operations is as follows:

	As at December 31,
	2020	2019
	$ Thousands
Depreciation included in gross profit	33,135	31,141
Depreciation charged to selling, general and administrative expenses	787	766
	33,922	31,907

Amortization of intangibles charged to selling, general and administrative expenses	249	185
Depreciation and amortization from continuing operations	34,171	32,092

Schedule of Composition of Depreciation and Amortization Expense
In 2019, OPC updated the estimate of the balance of the useful life of the various components in the Rotem Power Plant as at October 1, 2019, from a period of 19 years to 24 years. The impact of the change is as follows:

	2019	2020	2021	2022	2023	2024 and after
	$ Thousands

(Decrease)/increase in depreciation	(956)	(3,753)	(3,753)	(3,753)	(3,753)	16,005